Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income tax	$ 0	$ 0
Tax effected, loss carryovers, state	20,000,000
Tax effected, loss carryovers, federal	47,700,000
Unrecognized tax benefits, period increase (decrease)	0
Interest expense	0	0
Accrued interest or penalties	0	$ 0
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	226,300,000
Tax Credit Carryforwards Research	$ 4,200,000
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration year	2028
State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration year	2041
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 227,200,000
Tax Credit Carryforwards Research	5,900
Deferred federal losses expired	$ 127,900,000
Federal [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration year	2026
Tax credit carryforward expiration year	2027
Federal [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration year	2037
Tax credit carryforward expiration year	2041